Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital Commitments [Line Items]
Capital commitments	$ 761	$ 564
1 year
Capital Commitments [Line Items]
Capital commitments	428	400
Joint ventures
Capital Commitments [Line Items]
Capital commitments	41	69
Joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 41	$ 52